SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net (loss)income before provision for income taxes	$ (725,874)	$ 1,331,324	$ 1,532,528
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (181,469)	$ 332,831
Additional deduction for R&D expenses	(221,954)
Effect of preferential tax of PRC subsidiary	(39,143)
Changes in valuation allowance	265,614	4,305
Effect of income tax rate differences in jurisdictions other than mainland China*	252,879	450.00
Tax effect of non-deductible items	44,040	7,267
Total income tax provision	$ 119,967	$ 344,853	$ 417,268
Effective tax rates	(17.00%)	26.00%